Consolidated Statements of Operations Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD USD ($)
Net revenue	748,133,000	604,559,000	530,829,000	$ 120,084,000
Costs and expenses:
Commissions and other agent-related costs	(455,282,000)	(428,920,000)	(318,872,000)	(73,078,000)
Operating costs	(175,330,000)	(296,652,000)	(199,670,000)	(28,142,000)
Selling, general and administrative expenses	(177,475,000)	(218,110,000)	(176,271,000)	(28,487,000)
Goodwill impairment losses	(10,755,000)	(30,614,000)	0	(1,726,000)
Net change in fair value	11,989,000	25,716,000		1,924,000
Total costs and expenses	(806,853,000)	(948,580,000)	(694,813,000)	(129,509,000)
Loss from operations	(58,720,000)	(344,021,000)	(163,984,000)	(9,425,000)
Interest income	2,324,000	5,845,000	6,685,000	373,000
Other income	6,497,000	2,086,000	9,350,000	1,043,000
Foreign currency exchange loss	(19,000)	(5,713,000)	(12,161,000)	(3,000)
Loss before income tax and share of associates' income (loss)	(49,918,000)	(341,803,000)	(160,110,000)	(8,012,000)
Income tax	(2,713,000)	(1,103,000)	(2,985,000)	(435,000)
Share of associates' (loss) income	2,547,000	2,496,000	(605,000)	409,000
Net Loss	(50,084,000)	(340,410,000)	(163,700,000)	(8,038,000)
Net loss (income) attributable to non-controlling interests	(3,427,000)	3,895,000	1,462,000	(550,000)
Net Loss attributable to IFM Investments Limited	(53,511,000)	(336,515,000)	(162,238,000)	(8,588,000)
Accretion of convertible redeemable preferred shares			(1,213,000)
Net loss attributable to ordinary shareholders	(53,511,000)	(336,515,000)	(163,451,000)	$ (8,588,000)
Net loss per share, basic	(0.08)	(0.50)	(0.25)	$ (0.01)
Net loss per share, diluted	(0.08)	(0.50)	(0.25)	$ (0.01)
Net loss per ADS, basic	(3.61)	(22.66)	(11.24)	$ (0.58)
Net loss per ADS, diluted	(3.61)	(22.66)	(11.24)	$ (0.58)
Number of shares used in calculating net loss per share, basic	667,672	668,291	654,637	667,672
Number of shares used in calculating net loss per share, diluted	667,672	668,291	654,637	667,672
Number of ADS used in calculating net loss per ADS, basic	14,837	14,851	14,547	14,837
Number of ADS used in calculating net loss per ADS, diluted	14,837	14,851	14,547	14,837